Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment
Property, Plant and Equipment

(5)                       Property, Plant and Equipment

Property, plant and equipment consist of the following:

	2012	2013
	RMB	RMB	US$
Buildings	2,923,470	3,883,457	641,501
Machinery and equipment	13,875,105	15,089,200	2,492,558
Furniture and fixtures	114,284	165,932	27,410
Motor vehicles	114,373	115,443	19,070
Construction in progress	1,530,642	763,534	126,127
Total property, plant and equipment	18,557,874	20,017,566	3,306,666
Less: Accumulated depreciation	(2,864,153)	(4,057,923)	(670,321)
Less: Impairment	(2,475,521)	(2,475,521)	(408,927)
Total property, plant and equipment, net	13,218,200	13,484,122	2,227,418

During the years ended December 31, 2011 and 2012, given the continuing decline in the spot market price of polysilicon, the Company recorded an impairment loss of RMB 2,275,024 and RMB 200,497, respectively for property, plant and equipment with respect to the production of polysilicon based on the present value of expected future cash flows discounted at the weighted average cost of capital.  No impairment for property, plant and equipment was recognized in 2013.

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cost of revenues	754,977	1,051,098	1,192,906	197,054
Selling expenses	993	1,396	1,813	299
General and administrative expenses	36,473	55,343	60,029	9,916
Research and development expenses	34,355	30,016	24,573	4,059
Total depreciation expense	826,798	1,137,853	1,279,321	211,328

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	202,138	130,967	53,998	8,920
Interest cost charged to income	626,737	897,124	971,597	160,496
Total interest cost incurred	828,875	1,028,091	1,025,595	169,416

As of December 31, 2012 and 2013, the Company has pledged property, plant and equipment with a total carrying amount of RMB 6,262,340 and RMB 8,372,472 (US$ 1,383,034), respectively, to secure bank borrowings.